LEGAL CONTINGENCIES (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended
	Jul. 14, 2021	Jan. 04, 2021	Jan. 28, 2021	Sep. 30, 2021
Damages Net Amount		$ 900,000
Proceeds Under Final Award	$ 900,000
Mission Culture LLC [Member]
Amount Due For Services			$ 197,000	$ 905,000